Related-Party Promissory Notes - Additional Information (Detail) - Promissory Notes - USD ($)	1 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2016	Aug. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total outstanding balances including accrued interest							$ 600,000	$ 600,000
Chief Executive Officer
Related Party Transaction [Line Items]
Principal amount of loan						$ 300,000
Interest rate percentage						1.82%
Forgiveness of principal amount and accrued interest due on note		$ 400,000
Chief Operating Officer
Related Party Transaction [Line Items]
Principal amount of loan					$ 300,000
Reduction of promissory note			$ (100,000)	$ (17,000)
Vested shares subject to repurchase			63,019
Unvested shares subject to repurchase			28,645
Repurchase of vested shares	29,686
Principal and interest on promissory note cancelled for repurchase of vested shares	$ 100,000
Proceeds from remaining number of vested shares	$ 100,000
Remaining number of vested shares issued	33,333
Interest rate percentage					1.41%
Chief Operating Officer | Performance-based Options
Related Party Transaction [Line Items]
Reduction of performance-based options				8,333